UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — 65.75%

	Number of
Security description	shares	Value ($)

Aerospace & defense — 0.71%

Esterline Technologies Corp.(1)*	12,200	475,068

Hexcel Corp*	28,900	517,310

Northrop Grumman Corp.	71,400	4,778,802

Triumph Group, Inc.(1)	12,008	637,144

		6,408,324

Air freight & couriers — 1.14%

FedEx Corp.	88,800	10,250,184

Airlines — 0.05%

AMR Corp.*	13,900	444,244

Auto components — 1.84%

BorgWarner, Inc.	90,700	5,242,460

Johnson Controls, Inc.	139,300	11,329,269

		16,571,729

Automobiles — 0.62%

Harley-Davidson, Inc.(1)	76,200	5,621,274

Banks — 5.74%

BankUnited Financial Corp., Class A(1)	7,200	183,600

Boston Private Financial Holdings, Inc.	10,800	293,220

City National Corp.	38,800	2,631,416

Colonial BancGroup, Inc.	11,700	285,480

Cullen/Frost Bankers, Inc.	8,600	468,700

Fifth Third Bancorp(1)	244,738	9,650,019

KBW, Inc.*	700	18,641

Mellon Financial Corp.	307,300	12,362,679

Placer Sierra Bancshares	19,600	457,464

PNC Financial Services Group	106,700	7,542,623

South Financial Group, Inc.(1)	7,000	181,930

Wells Fargo & Co.(1)	499,300	17,595,332

		51,671,104

Beverages — 0.92%

Anheuser-Busch Cos., Inc.	86,000	4,085,860

Constellation Brands, Inc., Class A*	149,500	4,183,010

		8,268,870

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Biotechnology — 1.21%

Genzyme Corp.*	129,500	8,339,800

Keryx Biopharmaceuticals, Inc.*	13,900	191,820

Millennium Pharmaceuticals, Inc.*	193,600	2,178,000

Telik, Inc.(1)*	9,400	159,894

		10,869,514

Building products — 1.35%

Masco Corp.(1)	397,000	11,389,930

Trex Co., Inc.(1)*	12,300	278,595

Watsco, Inc.	8,500	439,280

		12,107,805

Commercial services & supplies — 0.59%

Bristow Group, Inc.(1)*	7,500	266,775

Coinstar, Inc.*	11,500	375,360

Dollar Financial Corp.*	13,600	397,936

H&R Block, Inc.(1)	116,400	2,793,600

Heidrick & Struggles International, Inc.*	16,600	694,544

McGrath Rentcorp.	10,700	337,050

Valassis Communications, Inc.(1)*	26,300	406,598

		5,271,863

Communications equipment — 0.22%

Black Box Corp.	10,100	432,482

F5 Networks, Inc.*	3,700	276,797

Harris Corp.	16,300	686,393

InPhonic, Inc.(1)*	29,100	327,957

Powerwave Technologies, Inc.*	35,400	226,914

		1,950,543

Computers & peripherals — 0.51%

Dell, Inc.*	168,000	4,576,320

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Containers & packaging — 0.07%

Caraustar Industries, Inc.*	30,200	237,070

Jarden Corp.(1)*	10,300	380,894

		617,964

Diversified financials — 7.55%

Apollo Investment Corp.	33,100	743,757

Citigroup, Inc.	482,186	23,911,604

Encore Capital Group, Inc.*	5,700	79,344

Federal Home Loan Mortgage Corp.	103,200	6,930,912

GFI Group, Inc.*	4,600	260,176

J.P. Morgan Chase & Co.	234,600	10,857,288

Jackson Hewitt Tax Service, Inc.(1)	15,900	575,262

Lazard Ltd., Class A	20,200	917,484

Morgan Stanley	289,650	22,059,744

National Financial Partners Corp.	16,400	743,248

optionsXpress Holdings, Inc.	12,600	363,258

Walter Industries, Inc.(1)	9,667	464,886

		67,906,963

Diversified telecommunication services — 2.51%

Allot Communications Ltd.*	8,300	96,778

AT&T, Inc.	243,900	8,270,649

Embarq Corp.	31,484	1,619,852

NeuStar, Inc., Class A*	10,500	349,125

Sprint Nextel Corp.(1)	629,194	12,275,575

		22,611,979

Electric utilities — 2.77%

American Electric Power Co., Inc.	122,600	5,089,126

Exelon Corp.(1)	248,600	15,097,478

Hawaiian Electric Industries, Inc.(1)	16,600	449,196

Northeast Utilities	63,700	1,785,511

Pepco Holdings, Inc.	95,800	2,455,354

		24,876,665

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Electronic equipment & instruments — 0.62%

Newport Corp.(1)*	26,400	573,672

Regal-Beloit Corp.	11,700	598,221

Riverbed Technolgoy, Inc.(1)*	600	20,934

Waters Corp.*	87,200	4,363,488

		5,556,315

Energy equipment & services — 2.05%

Dawson Geophysical Co.*	8,500	308,465

ENSCO International, Inc.	108,400	5,621,624

GlobalSantaFe Corp.(1)	105,600	6,336,000

Halliburton Co.	167,800	5,661,572

Oil States International, Inc.*	15,200	529,112

		18,456,773

Food & drug retailing — 1.05%

Kroger Co.(1)	50,600	1,085,876

Nash Finch Co.(1)	6,600	174,570

Sysco Corp.	228,000	8,173,800

		9,434,246

Gas utilities — 1.11%

NiSource, Inc.	146,200	3,605,292

Sempra Energy	116,300	6,338,350

		9,943,642

Health care equipment & supplies — 0.80%

Cooper Cos., Inc.	4,722	254,846

I-Flow Corp.(1)*	15,200	219,336

Medtronic, Inc.	124,000	6,464,120

Syneron Medical Ltd.(1)*	10,600	245,814

		7,184,116

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Health care providers & services — 1.46%

Amedisys, Inc.(1)*	9,700	379,949

Centene Corp.(1)*	32,200	839,132

LifePoint Hospitals, Inc.*	17,300	600,483

Matria Healthcare, Inc.(1)*	25,674	750,965

Option Care, Inc.	24,100	339,328

UnitedHealth Group, Inc.	208,900	10,252,812

		13,162,669

Hotels, restaurants & leisure — 1.39%

Carnival Corp.(1)	200,500	9,822,495

CBRL Group, Inc.(1)	6,400	274,496

Vail Resorts, Inc.(1)*	23,300	1,025,666

Wyndham Worldwide Corp.*	43,200	1,371,168

		12,493,825

Household durables — 0.15%

Ethan Allen Interiors, Inc.	11,600	411,568

Stanley Furniture Co., Inc.	6,800	149,804

Tempur-Pedic International, Inc.(1)*	36,600	771,528

		1,332,900

Insurance — 2.89%

Allstate Corp.(1)	96,100	6,100,428

American International Group, Inc.	193,900	13,635,048

Hartford Financial Services Group, Inc.(1)	66,300	5,685,888

Primus Guaranty, Ltd.(1)*	49,500	598,455

		26,019,819

Internet software & services — 0.95%

Acme Packet, Inc.*	2,000	34,880

McAfee, Inc.(1)*	86,000	2,512,060

Openwave Systems, Inc.*	22,700	190,680

RightNow Technologies, Inc.(1)*	17,100	282,834

Tumbleweed Communications Corp.*	94,700	244,326

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Internet software & services — (concluded)

ValueClick, Inc.*	18,000	447,660

WebEx Communications, Inc.*	11,000	394,900

Websense, Inc.*	20,000	511,000

Yahoo!, Inc.*	144,800	3,908,152

		8,526,492

IT consulting & services — 0.53%

Accenture Ltd., Class A	140,200	4,724,740

Leisure equipment & products — 0.05%

Nautilus, Inc.(1)	28,600	444,444

Machinery — 2.00%

Briggs & Stratton Corp.(1)	10,600	287,154

Dionex Corp.*	5,400	310,554

ESCO Technologies, Inc.*	10,000	443,000

Illinois Tool Works, Inc.(1)	229,600	10,837,120

Insteel Industries, Inc.(1)	12,700	244,348

PACCAR, Inc.(1)	90,200	5,890,060

		18,012,236

Media — 3.19%

DIRECTV Group, Inc.*	300,400	6,834,100

News Corp., Class A	211,400	4,354,840

Omnicom Group, Inc.(1)	100,800	10,297,728

R.H. Donnelley Corp.*	80,585	4,996,270

Scholastic Corp.*	9,800	326,536

Univision Communications, Inc., Class A*	52,900	1,882,711

		28,692,185

Metals & mining — 0.19%

Alpha Natural Resources, Inc.(1)*	37,300	587,475

Foundation Coal Holdings, Inc.	17,000	630,870

Quanex Corp.(1)	13,400	497,274

		1,715,619

Multi-line retail — 0.88%

Costco Wholesale Corp.	152,000	7,943,520

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Oil & gas — 1.76%

Chevron Corp.	49,600	3,587,072

EOG Resources, Inc.(1)	73,800	5,205,114

Equitable Resources, Inc.	19,300	837,234

Exxon Mobil Corp.	80,700	6,198,567

		15,827,987

Pharmaceuticals — 6.74%

Alkermes, Inc.(1)*	17,000	258,060

Allergan, Inc.	114,600	13,360,068

Bristol-Myers Squibb Co.	273,600	6,793,488

Cephalon, Inc.(1)*	49,600	3,713,056

Johnson & Johnson(1)	149,964	9,884,127

K-V Pharmaceutical Co., Class A(1)*	12,900	313,470

Medco Health Solutions, Inc.*	118,100	5,929,801

Merck & Co., Inc.	180,500	8,034,055

Wyeth	255,200	12,321,056

		60,607,181

Real estate — 0.61%

American Financial Realty Trust	19,900	234,024

Capital Lease Funding, Inc.	41,800	502,854

FelCor Lodging Trust, Inc.(1)	41,500	913,415

HomeBanc Corp.	40,700	171,347

LaSalle Hotel Properties	8,600	379,260

MFA Mortgage Investments, Inc.	68,500	532,930

RAIT Investment Trust(1)	20,800	693,264

Realogy Corp.(1)*	72,600	1,894,134

Taberna Realty Finance Trust(2) (3)	11,410	123,228

		5,444,456

Road & rail — 1.31%

Burlington Northern Santa Fe Corp.	144,100	10,830,556

Genesee & Wyoming, Inc., Class A*	18,350	492,881

Kansas City Southern*	9,400	254,270

YRC Worldwide, Inc.*	5,700	220,875

		11,798,582

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Semiconductor equipment & products — 2.73%

Analog Devices, Inc.	205,400	6,679,608

Intel Corp.	503,600	10,751,860

OmniVision Technologies, Inc.(1)*	12,300	200,367

ON Semiconductor Corp.*	38,900	250,516

SiRF Technology Holdings, Inc.(1)*	12,600	385,056

Xilinx, Inc.(1)	235,600	6,314,080

		24,581,487

Software — 3.53%

Commvault Systems, Inc.*	3,300	65,868

Innerworkings, Inc.*	10,100	168,872

Microsoft Corp.	701,200	20,566,196

Quest Software, Inc.*	13,400	191,754

Red Hat, Inc.(1)*	167,500	2,914,500

Secure Computing Corp.*	31,500	204,435

Smith Micro Software, Inc.*	1,500	24,000

Symantec Corp.(1)*	333,273	7,065,388

VASCO Data Security International, Inc.(1)*	18,100	213,037

Witness Systems, Inc.*	18,700	355,113

		31,769,163

Specialty retail — 1.62%

Chico’s FAS, Inc.(1)*	154,500	3,669,375

Home Depot, Inc.(1)	223,600	8,490,092

Interline Brands, Inc.*	17,600	428,032

Movado Group, Inc.(1)	16,656	416,567

Regis Corp.	6,500	249,015

Rush Enterprises, Inc., Class A*	17,200	312,696

Susser Holdings Corp*	10,300	204,455

United Rentals, Inc.(1)*	33,100	829,486

		14,599,718

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Common stocks — (concluded)

	Number of
Security description	shares	Value ($)

Textiles & apparel — 0.32%

Coach, Inc.*	61,700	2,666,057

True Religion Apparel, Inc.(1)*	16,700	253,840

		2,919,897

Wireless telecommunications services — 0.02%

@Road, Inc.(1)*	31,900	207,988

Total common stocks (cost—$503,257,365)		591,425,345

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)

US government obligations — 5.25%

800	US Treasury Bonds	08/15/20	8.750		1,132,125

3,055	US Treasury Bonds(1)	08/15/21	8.125		4,177,712

5,160	US Treasury Bonds(1)	08/15/23	6.250		6,100,895

1,465	US Treasury Bonds(1)	02/15/36	4.500		1,450,464

4,753	US Treasury Inflation Index Notes(1)	07/15/14	2.000		4,695,213

1,355	US Treasury Notes	05/31/07	3.500		1,345,155

13,530	US Treasury Notes	06/30/08	5.125		13,619,853

10,255	US Treasury Notes(1)	08/31/08	4.875		10,291,856

895	US Treasury Notes	05/15/09	4.875		901,957

3,175	US Treasury Notes(1)	06/30/11	5.125		3,262,808

220	US Treasury Notes	02/15/16	4.500		220,619

Total US government obligations (cost—$46,819,811)					47,198,657

Mortgage & agency debt securities — 12.13%

2,583	Adjustable Rate Mortgage Trust, Series 2006-1, Class 5A1	03/25/36	6.106		2,613,130

1,000	Bear Stearns Alternative-A Trust, Series 2006-4, Class 3B2	07/25/36	6.331	(4)	1,004,866

1,073	Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1	04/25/35	7.500		1,086,021

2,748	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.387	(4)	2,751,276

2,351	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 10A3	11/25/35	6.000		2,378,498

1,993	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1	12/25/35	6.500		2,019,509

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Mortgage & agency debt securities — (continued)

2,930	Federal Home Loan Bank Certificates	10/02/09	5.000	2,949,244

1,750	Federal Home Loan Bank Certificates	06/13/16	5.625	1,833,358

2,960	Federal Home Loan Mortgage Corporation Certificates	02/21/08	4.625	2,949,326

6,080	Federal Home Loan Morgtage Corporation Certificates	10/17/13	5.600	6,124,396

1,750	Federal Home Loan Mortgage Corporation Certificates	06/27/16	5.750	1,852,118

20	Federal Home Loan Mortgage Corporation Certificates	09/01/17	5.500	20,549

29	Federal Home Loan Mortgage Corporation Certificates	12/01/17	6.000	29,793

35	Federal Home Loan Mortgage Corporation Certificates	01/01/18	5.500	35,009

30	Federal Home Loan Mortgage Corporation Certificates	04/01/18	5.500	30,067

1,536	Federal Home Loan Mortgage Corporation Certificates	08/01/28	6.500	1,580,093

24	Federal Home Loan Mortgage Corporation Certificates	02/01/29	6.500	24,362

21	Federal Home Loan Mortgage Corporation Certificates	04/01/29	6.500	21,491

10	Federal Home Loan Mortgage Corporation Certificates	10/01/29	6.000	9,854

7	Federal Home Loan Mortgage Corporation Certificates	03/01/32	6.000	6,833

49	Federal Home Loan Mortgage Corporation Certificates	11/01/32	6.500	50,544

2,391	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500	2,278,140

2,710	Federal National Mortgage Association Certificates	08/15/10	4.250	2,666,998

3,525	Federal National Mortgage Association Certificates	11/08/10	5.200	3,513,787

2,930	Federal National Mortgage Association Certificates	02/01/11	6.250	3,079,656

4,180	Federal National Mortgage Association Certificates	03/15/13	4.375	4,097,600

1,826	Federal National Mortgage Association Certificates	02/01/14	6.000	1,860,489

1,945	Federal National Mortgage Association Certificates	05/12/16	6.070	1,965,424

69	Federal National Mortgage Association Certificates	03/01/17	6.500	70,448

13	Federal National Mortgage Association Certificates	07/01/17	6.000	13,529

5,428	Federal National Mortgage Association Certificates	09/01/17	5.500	5,472,327

6,604	Federal National Mortgage Association Certificates	11/01/17	5.500	6,658,274

3,910	Federal National Mortgage Association Certificates	02/01/19	5.000	3,884,198

4	Federal National Mortgage Association Certificates	06/01/23	6.000	3,966

15	Federal National Mortgage Association Certificates	03/01/29	6.000	15,261

37	Federal National Mortgage Association Certificates	04/01/29	6.500	38,496

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Mortgage & agency debt securities — (concluded)

4,684	Federal National Mortgage Association Certificates	08/01/29	6.500		4,814,276

2,238	Federal National Mortgage Association Certificates	12/01/29	6.500		2,302,891

15	Federal National Mortgage Association Certificates	05/01/30	6.500		15,199

2,543	Federal National Mortgage Association Certificates	07/01/30	6.500		2,613,380

3,249	Federal National Mortgage Association Certificates	11/01/30	6.500		3,341,396

10	Federal National Mortgage Association Certificates	05/01/31	7.500		10,570

16	Federal National Mortgage Association Certificates	11/01/31	6.500		16,701

1,412	Federal National Mortgage Association Certificates	08/01/32	7.000		1,455,000

22	Federal National Mortgage Association Certificates	02/01/33	7.500		22,534

2,065	Federal National Mortgage Association Certificates	05/01/33	5.500		2,061,659

3,398	Federal National Mortgage Association Certificates	06/01/33	5.500		3,399,288

14	Federal National Mortgage Association Certificates	06/01/33	6.000		14,531

1,981	Federal National Mortgage Association Certificates	07/01/33	5.500		1,978,114

72	Federal National Mortgage Association Certificates	10/01/33	6.000		73,459

54	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000		54,045

20	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000		19,579

1,000	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		1,008,855

2,424	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		2,525,691

396	First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1	02/25/35	5.590	(4)	395,830

5,823	FNMA REMIC, Series 2002-53, Class PD	01/25/32	6.000		5,941,404

3,982	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	5.812	(4)	4,152,375

9	Government National Mortgage Association Certificates	04/15/26	7.000		9,798

15	Government National Mortgage Association Certificates	10/15/28	6.500		14,986

3,807	Government National Mortgage Association Certificates	07/15/29	6.000		3,878,229

30	Government National Mortgage Association Certificates	04/15/31	6.500		31,138

6	Government National Mortgage Association Certificates II	11/20/28	6.000		6,588

14	Government National Mortgage Association Certificates II	02/20/29	6.000		14,435

3,260	Government National Mortgage Association Certificates II	02/20/34	6.000		3,308,160

569	GSMPS Mortgage Loan Trust, Series 2001-2, Class A(6)	06/19/32	7.500		593,524

463	Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-D, Class XA1(3) (7)	08/25/28	1.000		2,296

Total mortgage & agency debt securities (cost—$109,746,679)					109,064,861

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Commercial mortgage-backed securities — 4.07%

5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,219,380

3,000	Banc of America Funding Corp., Series 2006-G, Class 3A2	07/20/36	5.750	(4)	2,993,010

738	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		741,832

3,500	Greenwich Capital Commercial Funding Corp., Series 2006-RR1, Class A1(6)	03/18/49	5.781	(4)	3,681,563

3,500	GS Mortgage Securities Corp. II, Series 2006-CC1, Class A (6)	03/21/46	5.521	(4)	3,527,615

3,125	GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1(6)	06/23/46	5.689	(4)	3,207,720

1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C(6)	08/03/15	7.730		1,381,384

800	Host Marriott Pool Trust, Series 1999-HMTA, Class D(6)	08/03/15	7.970		853,339

800	Host Marriott Pool Trust, Series 1999-HMTA, Class E(6)	08/03/15	8.070		854,417

2,689	JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19	03/25/36	6.500		2,739,314

2,799	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3	01/15/30	6.613		2,823,759

(5)0	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1	06/15/31	6.410		172

3,250	Lehman XS Trust, Series 2005-8, Class 2A3	12/25/35	6.000	(8)	3,271,271

279	MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A	05/25/36	5.800	(4)	278,790

1,859	Morgan Stanley Capital I, Series 1997-ALIC, Class D	12/15/07	7.230		1,881,001

2	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1	10/15/33	6.960		2,461

515	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.197	(4)	519,241

2,647	Washington Mutual, Series 2002-AR17, Class 1A	11/25/42	5.958	(4)	2,651,980

Total commercial mortgage-backed securities (cost—$36,390,059)					36,628,249

Asset-backed securities — 1.97%

314	Conseco Finance Securitizations Corp., Series 2000-2, Class A4	12/01/30	8.480		314,510

3,947	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		3,940,790

9	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1(6)	06/25/33	5.660	(4)	9,467

175	GSAMP Trust, Series 2006-S2, Class B2(6)	01/25/36	7.000	(8)	122,500

300	GSAMP Trust, Series 2006-S5, Class A2	12/12/36	5.658	(8)	300,982

2,000	Home Equity Mortgage Trust, Series 2006-4, Class A2	11/25/36	5.730	(8)	2,020,199

1,400	Paragon Mortgages PLC, Series 7A, Class B1A(6)	05/15/43	6.124	(4)	1,401,932

4,500	Permanent Financing PLC, Series 4, Class 2C	06/10/42	6.110	(4)	4,516,091

660	Providian Gateway Master Trust, Series 2004-AA, Class C(6)	03/15/11	6.220	(4)	661,547

770	Providian Gateway Master Trust, Series 2004-AA, Class D(6)	03/15/11	7.170	(4)	773,609

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Asset-backed securities — (concluded)

3,000	Residential Asset Securitization Trust, Series 2006-A2, Class A11	05/25/36	6.000	3,025,719

645	Rutland Rated Investments, Series DRYD-1A, Class A6F(6)	06/20/13	6.957	662,838

Total asset-backed securities (cost—$17,635,272)				17,750,184

Corporate bonds — 7.58%

Aerospace & defense — 0.12%

100	BE Aerospace, Inc., Series B	05/01/11	8.875	103,625

325	Boeing Capital Corp.	09/27/10	7.375	351,614

300	Bombardier, Inc.(6)	05/01/14	6.300	276,750

175	Lockheed Martin Corp.(6)	09/01/36	6.150	190,727

125	Sequa Corp.	08/01/09	9.000	132,969

				1,055,685

Agriculture — 0.02%

150	American Rock Salt Co. LLC	03/15/14	9.500	154,500

Apparel/textiles — 0.05%

75	Collins & Aikman Floorcovering, Series B	02/15/10	9.750	76,500

225	Levi Strauss & Co.	12/15/12	12.250	251,156

50	Perry Ellis International, Inc.	09/15/13	8.875	50,125

67	Rafaella Apparel Group(6)	06/15/11	11.250	67,670

				445,451

Automobile OEM — 0.98%

1,200	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050	1,175,520

5,920	Ford Motor Credit Co.	01/12/09	5.800	5,783,402

450	Ford Motor Credit Co.	10/28/09	7.375	449,247

300	General Motors	01/15/11	7.200	286,125

1,055	General Motors Acceptance Corp.	09/15/11	6.875	1,086,194

				8,780,488

Automotive parts — 0.05%

175	Arvinmeritor	09/15/15	8.125	168,437

200	Cooper Standard Auto	12/15/14	8.375	153,000

125	Stanadyne Corp.	08/15/14	10.000	126,875

				448,312

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Corporate bonds — (continued)

Banking-non-US — 0.08%

275	Abbey National PLC	10/26/29	7.950		356,036

350	Royal Bank of Scotland Group PLC	03/31/10(9)	9.118		389,793

					745,829

Banking-US — 1.20%

1,000	Bank of America Corp.	01/15/11	7.400		1,089,173

1,600	Citigroup, Inc.	08/27/12	5.625		1,643,915

880	Citigroup, Inc.	09/15/14	5.000		869,873

510	CS First Boston, Inc.	01/15/12	6.500		541,412

580	HSBC Bank USA	08/15/35	5.625		577,898

1,000	J.P. Morgan Chase & Co.	02/01/11	6.750		1,061,318

350	US Bank N.A. Minnesota	08/01/11	6.375		369,194

775	Wachovia Bank N.A.	08/18/10	7.800		841,919

1,000	Washington Mutual, Inc.	01/15/07	5.625		1,000,169

800	Washington Mutual Preferred Funding(6)	03/15/11(9)	6.534	(4)	793,272

1,250	Wells Fargo Bank N.A.(1)	02/01/11	6.450		1,317,149

655	Wells Fargo Bank N.A.	08/26/36	5.950		695,375

					10,800,667

Broadcast — 0.06%

125	CMP Susquehanna(6)	05/15/14	9.875		122,813

295	News America, Inc.	12/15/34	6.200		294,214

75	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375	(8)	65,250

100	Nexstar Finance, Inc.	01/15/14	7.000		93,000

					575,277

Brokerage — 0.36%

1,525	Goldman Sachs Group, Inc.(1)	01/15/11	6.875		1,628,869

1,550	Morgan Stanley	04/15/11	6.750		1,651,499

					3,280,368

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Building materials — 0.08%

75	Ahern Rentals, Inc.	08/15/13	9.250	78,000

225	Ainsworth Lumber(1)	10/01/12	7.250	177,750

260	CRH America, Inc.	09/30/16	6.000	265,963

100	Interface, Inc.	02/01/10	10.375	109,250

100	US Concrete, Inc.	04/01/14	8.375	97,000

				727,963

Business services — 0.02%

125	Da-Lite Screen Co., Inc.	05/15/11	9.500	130,625

50	Sensata Technologies BV(6)	05/01/14	8.000	47,813

				178,438

Cable — 0.19%

1,025	Comcast Cable Communications, Inc.	01/30/11	6.750	1,084,701

175	CSC Holdings, Inc., Series B	07/15/09	8.125	180,906

150	Insight Communications, Inc.	02/15/11	12.250 (8)	157,688

150	Mediacom Broadband LLC	01/15/13	9.500	154,125

100	Quebecor Media	03/15/16	7.750	101,250

				1,678,670

Chemicals — 0.21%

100	Chemtura Corp.	06/01/16	6.875	98,250

50	Georgia Gulf Corp.(6)	10/15/14	9.500	48,750

100	Hercules, Inc.	06/30/29	6.500	85,000

400	ICI Wilmington, Inc.	12/01/08	4.375	393,696

150	Ineos Group Holdings PLC(6)	02/15/16	8.500	144,750

50	Momentive Performance(6)	12/01/14	9.750	50,125

225	Montell Finance Co. BV(6)	03/15/27	8.100	213,750

150	Omnova Solutions, Inc.	06/01/10	11.250	160,500

150	Polyone Corp.	05/15/10	10.625	160,500

195	Rhodia SA	06/01/10	10.250	221,812

60	Rockwood Specialties Group, Inc.	05/15/11	10.625	63,900

200	Terra Capital, Inc.	10/15/08	12.875	223,500

				1,864,533

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Commercial services — 0.02%

200	Technical Olympic USA, Inc.(1)	01/15/15	7.500	153,000

Commercial services & supplies — 0.01%

125	Xerox Capital Trust I	02/01/27	8.000	128,125

Consumer products — 0.12%

820	Fortune Brands, Inc.	01/15/16	5.375	789,377

125	Gregg Appliances, Inc.	02/01/13	9.000	118,438

150	Prestige Brands, Inc.	04/15/12	9.250	153,750

				1,061,565

Consumer products-nondurables — 0.04%

335	Avon Products, Inc.	11/15/09	7.150	353,389

50	Chattem, Inc.	03/01/14	7.000	48,750

				402,139

Containers & packaging — 0.04%

75	Berry Plastics Holding Corp.(6)	09/15/14	8.875	75,656

150	Owens-Illinois, Inc.	05/15/18	7.800	146,250

125	Solo Cup Co.(1)	02/15/14	8.500	105,000

				326,906

Diversified financials — 0.01%

125	Bluewater Finance Ltd.	02/15/12	10.250	131,250

Diversified manufacturing — 0.02%

150	Jacuzzi Brands, Inc.	07/01/10	9.625	160,125

Electric utilities — 0.35%

125	Comstock Resources, Inc.	03/01/12	6.875	119,375

280	Dominion Resources, Inc.	06/15/35	5.950	284,991

250	DTE Energy Co.	06/01/16	6.350	264,409

125	Dynegy Holdings, Inc.	05/01/16	8.375	130,000

395	Exelon Generation Co. LLC	01/15/14	5.350	393,592

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Electric utilities — (concluded)

175	Mirant Americas Generation LLC	05/01/31	9.125	183,312

200	Mirant N.A. LLC	12/31/13	7.375	202,500

150	NRG Energy, Inc.	02/01/16	7.375	150,000

125	NRG Energy, Inc.	01/15/17	7.375	124,688

270	Pacific Gas & Electric Co.	03/01/34	6.050	281,393

670	PSEG Power	06/01/12	6.950	717,089

265	TXU Energy Co.	03/15/13	7.000	280,361

				3,131,710

Electronics — 0.03%

50	NXP BV/NXP Funding LLC(6)	10/15/14	7.875	51,375

50	NXP BV/NXP Funding LLC(6)	10/15/15	9.500	51,312

150	Sanmina-SCI Corp.	03/01/16	8.125	144,750

				247,437

Energy — 0.16%

225	Anadarko Finance Co., Series B	05/01/11	6.750	238,107

350	Devon Financing Corp., U.L.C.	09/30/11	6.875	374,214

195	Devon Financing Corp., U.L.C.	09/30/31	7.875	242,157

100	Gulfmark Offshore, Inc.	07/15/14	7.750	102,250

225	Transocean, Inc.	04/15/31	7.500	267,574

200	Whiting Petroleum Corp.	05/01/12	7.250	200,000

				1,424,302

Energy-integrated — 0.03%

250	PPL Energy Supply LLC, Series A	11/01/11	6.400	261,716

Entertainment — 0.03%

225	Time Warner, Inc.	04/15/31	7.625	257,809

Environmental services — 0.03%

300	Waste Management, Inc.	08/01/10	7.375	321,922

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Finance-non captive consumer — 0.32%

525	Capital One Financial	06/01/15	5.500	530,489

500	Countrywide Home Loans	05/21/08	3.250	486,620

700	HSBC Finance Corp.	05/15/11	6.750	746,663

335	MBNA Corp.	03/15/12	7.500	371,551

765	Residential Capital Corp.	11/21/08	6.125	773,687

				2,909,010

Finance-noncaptive diversified — 0.44%

2,350	General Electric Capital Corp.	06/15/12	6.000	2,459,209

600	General Electric Capital Corp.	03/15/32	6.750	709,066

850	International Lease Finance Corp.	04/01/09	3.500	820,039

				3,988,314

Food — 0.15%

200	Ameriqual Group LLC(6)	04/01/12	9.000	208,000

300	Conagra Foods, Inc.	09/15/11	6.750	318,767

175	Dole Foods Co.(1)	03/15/11	8.875	169,531

375	Kraft Foods, Inc.	11/01/11	5.625	382,941

150	Pinnacle Foods Holding Corp.	12/01/13	8.250	153,000

130	Wornick Co.	07/15/11	10.875	105,300

				1,337,539

Food processors/beverage/bottling — 0.07%

325	Coors Brewing Co.	05/15/12	6.375	340,444

300	SABMiller PLC(6)	07/01/16	6.500	317,957

				658,401

Gaming — 0.20%

100	Caesars Entertainment	05/15/11	8.125	103,375

150	Chukchansi Economic Development Authority(6)	11/15/13	8.000	154,875

100	Circus & Eldorado	03/01/12	10.125	105,125

225	Jacobs Entertainment, Inc.	06/15/14	9.750	225,000

250	MTR Gaming Group, Inc.	04/01/10	9.750	263,125

100	Pokagon Gaming Authority(6)	06/15/14	10.375	108,500

150	Poster Financial Group	12/01/11	8.750	156,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)

150	River Rock Entertainment	11/01/11	9.750	159,375

150	San Pasqual Casino(6)	09/15/13	8.000	153,750

150	Tunica-Biloxi Gaming Authority(6)	11/15/15	9.000	154,875

200	Wheeling Island Gaming, Inc.	12/15/09	10.125	203,500

				1,787,500

Healthcare — 0.11%

150	Ameripath, Inc.	04/01/13	10.500	162,000

50	HCA, Inc.(6)	11/15/14	9.125	52,125

50	HCA, Inc.(6)	11/15/16	9.250	52,188

100	Psychiatric Solutions	07/15/15	7.750	99,250

200	Universal Hospital Services	11/01/11	10.125	213,000

420	WellPoint, Inc.	01/15/36	5.850	422,315

				1,000,878

Machinery-agriculture & construction — 0.04%

325	John Deere Capital Corp.	03/15/12	7.000	353,043

Manufacturing-diversified — 0.00%

50	Maax Corp.	06/15/12	9.750	42,500

Media — 0.06%

100	Affinion Group, Inc.	10/15/13	10.125	105,750

75	Baker & Taylor, Inc.(6)	07/01/13	11.500	75,094

150	LIN Television Corp.	05/15/13	6.500	142,500

175	Sinclair Broadcast Group	03/15/12	8.000	180,250

				503,594

Metals & mining — 0.06%

250	AK Steel Corp.	06/15/12	7.750	248,750

100	Century Aluminum Co.	08/15/14	7.500	100,750

200	FastenTech, Inc.	05/01/11	11.500	207,500

				557,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Oil & gas — 0.17%

150	Atlas Pipeline Partners	12/15/15	8.125	153,750

175	Inergy LP/Inergy Finance	03/01/16	8.250	182,437

510	Kinder Morgan Energy Partners	11/15/14	5.125	491,795

770	Kinder Morgan Energy Partners	03/15/35	5.800	722,268

				1,550,250

Oil refining — 0.07%

80	Giant Industries, Inc.	05/15/12	11.000	85,900

435	Valero Energy Corp.	04/15/32	7.500	513,670

				599,570

Paper & forest products — 0.09%

125	Abitibi-Consolidated, Inc.	04/01/08	6.950	123,750

150	Abitibi-Consolidated, Inc.	08/01/10	8.550	144,187

150	Buckeye Technologies, Inc.	10/15/10	8.000	149,625

175	Cellu Tissue Holdings, Inc.	03/15/10	9.750	172,375

150	Millar Western Forest	11/15/13	7.750	130,500

75	P.H. Glatfelter(6)	05/01/16	7.125	75,000

				795,437

Pharmaceuticals — 0.21%

275	Abbott Laboratories	05/15/11	5.600	281,494

770	Allergan, Inc.	04/01/16	5.750	792,882

265	Bristol-Myers Squibb	11/15/36	5.875	270,465

160	Teva Pharmaceutical Finance LLC	02/01/16	5.550	159,533

350	Wyeth	03/15/13	5.500	355,424

				1,859,798

Publishing — 0.18%

125	Advanstar Communications, Inc.	08/15/10	10.750	134,375

200	Cadmus Communications Corp.	06/15/14	8.375	195,000

125	Cenveo Corp.	12/01/13	7.875	119,375

100	Clarke American Corp.	12/15/13	11.750	104,000

225	Deluxe Corp.	12/15/12	5.000	194,063

275	Houghton Mifflin Co.	10/15/13	11.500 (8)	261,937

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Publishing — (concluded)

200	Quebecor World Capital Corp.(6)	03/15/16	8.750	194,000

175	R.H. Donnelley Corp.	01/15/16	8.875	183,750

200	Sheridan Acquisition Corp.	08/15/11	10.250	206,000

75	Vertis, Inc.	06/15/09	10.875	74,625

				1,667,125

Real estate investment trusts — 0.11%

325	Avalonbay Communities	08/01/09	7.500	344,359

325	EOP Operating LP	06/15/28	7.250	402,892

280	Prologis	11/15/15	5.625	283,324

				1,030,575

Restaurants — 0.05%

175	Landry’s Restaurants, Inc., Series B	12/15/14	7.500	170,188

150	Restaurant Co.	10/01/13	10.000	141,375

125	Sbarro, Inc.	09/15/09	11.000	127,031

				438,594

Retail — 0.13%

50	Brookstone Co., Inc.	10/15/12	12.000	48,438

225	GSC Holdings Corp.(1)	10/01/12	8.000	234,562

200	Ingles Markets, Inc.	12/01/11	8.875	208,500

115	Kroger Co.	04/01/31	7.500	132,996

175	Pantry, Inc.	02/15/14	7.750	176,312

200	Petro Stopping Center/Financial	02/15/12	9.000	205,000

125	Safeway, Inc.	02/01/31	7.250	139,957

50	Sally Holdings LLC(6)	11/15/14	9.250	51,125

				1,196,890

Road & rail — 0.07%

275	Burlington Northern Santa Fe Corp.	05/13/29	7.082	320,836

150	Kansas City Southern	06/15/09	7.500	151,500

155	Norfolk Southern Corp.	09/17/14	5.257	155,582

				627,918

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Service — 0.02%

150	Carriage Services, Inc.	01/15/15	7.875	145,125

Specialty purpose entity — 0.03%

150	AAC Group Holding Corp.	10/01/12	10.250 (8)	128,250

175	Riddell Bell Holdings, Inc.	10/01/12	8.375	173,250

				301,500

Technology-hardware — 0.06%

250	Cisco Systems, Inc.	02/22/16	5.500	255,230

175	Freescale Semiconductor(6)	12/15/14	8.875	175,437

125	Xerox Corp.	02/01/17	6.750	132,923

				563,590

Technology-software — 0.05%

350	Computer Sciences Corp.	04/15/08	3.500	340,576

125	Unisys Corp.	10/15/12	8.000	121,875

				462,451

Telecommunications — 0.21%

325	Bellsouth Corp.	06/15/34	6.550	343,886

200	Citizens Communications	08/15/31	9.000	218,000

100	Dycom Industries, Inc.	10/15/15	8.125	103,500

200	Intelsat Subsidiary Holding Co. Ltd.	01/15/15	8.625	207,750

150	Qwest Communications International	02/15/11	7.250	154,125

405	Telecom Italia Capital	11/15/13	5.250	391,279

450	Telecom Italia Capital	11/15/33	6.375	436,698

				1,855,238

Tobacco — 0.02%

150	Reynolds American, Inc.(6)	06/01/13	7.250	157,071

Transportation services — 0.05%

400	ERAC USA Finance Co.(6)	01/15/11	8.000	440,205

Utilities-other — 0.03%

250	Duke Capital LLC	08/15/14	5.668	253,744

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (concluded)

Wireless telecommunications services — 0.27%

200	American Cellular Corp., Series B	08/01/11	10.000	211,000

300	AT&T Corp.	11/15/31	8.000	383,084

175	AT&T Wireless Services, Inc.	03/01/31	8.750	233,524

135	Cincinnati Bell, Inc.	01/15/14	8.375	138,037

650	Sprint Capital Corp.	03/15/32	8.750	813,892

350	Verizon New York, Inc., Series A	04/01/12	6.875	367,780

100	Wind Acquisition Finance SA(6)	12/01/15	10.750	112,750

125	Windstream Corp.(6)	08/01/16	8.625	136,094

				2,396,161

Total corporate bonds (cost—$67,658,904)				68,223,208

International government obligation — 0.04%

330	Pemex Project Funding Master Trust (cost—$364,425)	11/15/11	8.000	364,650

Repurchase agreement — 2.96%

26,652	Repurchase agreement dated 11/30/06 with State Street Bank & Trust Co., collateralized by $27,185,176 US Treasury Notes, 4.500% due 11/30/11; (value—$27,185,176); proceeds: $26,655,642 (cost—$26,652,000)	12/01/06	4.920	26,652,000

Number of
shares
(000)

Investments of cash collateral from securities loaned — 12.26%

Money market funds(10) — 2.15%

6	AIM Liquid Assets Portfolio	5.210	6,157

(11)0	AIM Prime Portfolio	5.199	238

41	BlackRock Provident TempFund	5.130	41,253

165	DWS Money Market Series	5.221	164,791

19,141	UBS Private Money Market Fund LLC(12)	5.220	19,141,002

Total money market funds (cost—$19,353,441)			19,353,441

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Repurchase agreements — 10.11%

40,944	Repurchase agreement dated 11/30/06 with Barclays Bank PLC, collateralized by $41,365,000 Federal Home Loan Bank obligations, 5.500% due 10/19/16; (value—$41,766,401); proceeds: $40,949,743	12/01/06	5.300	40,943,715

50,000	Repurchase agreement dated 11/30/06 with Deutsche Bank Securities, Inc., collateralized by $470,000 Federal Home Loan Bank obligations, 4.875% due 12/13/13, $20,000,000 Federal Home Loan Mortgage Corp. obligations, 4.625% due 05/28/13 and $30,254,000 Federal National Mortgage Association obligations, 6.500% due 07/26/16; (value—$51,001,424); proceeds: $50,007,361	12/01/06	5.300	50,000,000

Total repurchase agreements (cost—$90,943,715)				90,943,715

Total investments of cash collateral from securities loaned (cost—$110,297,156)				110,297,156

Total investments (cost—$918,821,671) (13) (14) (15) — 112.01%				1,007,604,310

Liabilities in excess of other assets — (12.01)%				(108,073,666)

Net assets — 100.00%				899,530,644

*	Non-income producing security.

(1)	Security, or portion thereof, was on loan at November 30, 2006.

(2)	Security is being fair valued by a Valuation Committee under the direction of the Board of Trustees.

(3)	The securities detailed in the table below, which represent 0.01% of net assets, are considered illiquid and restricted as of November 30, 2006.

			Acquisition
Illiquid and			cost as a		Value as a
restricted	Acquisition	Acquisition	percentage of		percentage of
security	dates	cost ($)	net assets (%)	Value ($)	net assets (%)

Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-D, class XA1, 1.000%, 08/25/28	09/12/03	2,303	0.00	2,296	0.00

Taberna Realty Finance Trust	08/04/05	136,920	0.02	123,228	0.01

		139,233	0.02	125,524	0.01

(4)	Floating rate securities. The interest rates shown are the current rates as of November 30, 2006.

(5)	Principal amount represents less than $500.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.50% of net assets as of November 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(8)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.

(9)	Perpetual bond security. The maturity date reflects the next call date.

(10)	Interest rates shown reflect yield at November 30, 2006.

(11)	Amount represents less than 500 shares.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

(12)	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2006.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	08/31/06 ($)	11/30/06 ($)	11/30/06 ($)	11/30/06 ($)	11/30/06 ($)

UBS Private Money Market Fund LLC	22,164,084	224,562,429	227,585,511	19,141,002	10,975

(13)	Includes $166,270,744 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $110,297,156, the custodian also held the following US government and agency obligations having an aggregate value of $61,377,565.

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

4,225	Federal Home Loan Mortgage Corp.	03/15/07	4.875	4,263,938

395	US Treasury Inflation Index Notes	07/15/15	1.875	386,978

56,020	US Treasury Inflation Index Notes	01/15/16	2.000	56,726,649

				61,377,565

(14)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2006 were $96,230,279 and $7,447,640, respectively, resulting in net unrealized appreciation of investments of $88,782,639.

(15)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GSAMP	Goldman Sachs Asset Mortgage Passthrough

GSMPS	Goldman Sachs Mortgage Passthrough Securities

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2006 (unaudited)

Written options

Written option activity for the three months ended November 30, 2006 was as follows:

		Amounts of
	Number of	premiums
	contracts	received ($)

Options outstanding at August 31, 2006	152	901,078

Options expired prior to exercise	(152)	(901,078)

Options outstanding at November 30, 2006	—	—

Issuer breakdown by country	Percentage of total investments (%)

United States	96.8

Panama	1.0

Cayman Islands	0.7

United Kingdom	0.7

Bermuda	0.6

Canada	0.1

Luxembourg	0.1

Total	100.0

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2007